UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-8253

The Boyar Value Fund, Inc.

(Exact name of registrant as specified in charter)

 35 East 21st Street, New York, NY 10010

(Address of principal executive offices)(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

           450 Wireless Blvd., Hauppauge, NY 11788

          (Name and address of agent for service)

Registrant's telephone number, including area code:

212-995-8300

Date of fiscal year end:

12/31

Date of reporting period:   3/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

	BOYAR VALUE FUND, INC.
	PORTFOLIO OF INVESTMENTS
	March 31, 2012 (Unaudited)
Shares		Value
	COMMON STOCK - 84.9%
	APPAREL - 1.4%
7,000	Hanesbrands, Inc. *	$ 206,780

	BANKS - 3.6%
23,595	Bank of America Corp.	225,804
12,707	Bank of New York Mellon Corp. (The)	306,620
		532,424
	COMMERCIAL SERVICES - 1.5%
13,000	Western Union Co. (The)	228,800

	COMPUTERS - 0.4%
4,000	Dell, Inc. *	66,400

	DIVERSIFIED FINANCIAL SERVICES - 9.2%
8,500	Ameriprise Financial, Inc.	485,605
4,430	Citigroup, Inc.	161,917
10,750	JPMorgan Chase & Co.	494,285
8,500	NASDAQ OMX Group, Inc. (The) *	220,150
		1,361,957
	ENTERTAINMENT - 1.5%
6,016	Madison Square Garden Co., Class A *	205,747
500	Marriott Vacations Worldwide Corp. *	14,255
		220,002
	FOOD - 5.5%
6,000	HJ Heinz Co.	321,300
9,000	Kraft Foods, Inc., Class A	342,090
5,000	Sysco Corp.	149,300
		812,690
	HOME FURNISHINGS - 1.3%
2,500	Whirlpool Corp.	192,150

	HOUSEHOLD PRODUCTS/WARES - 2.3%
5,000	Clorox Co.	343,750

	INSURANCE - 4.2%
10,586	Travelers Cos., Inc. (The)	626,691

	BOYAR VALUE FUND, INC.
	PORTFOLIO OF INVESTMENTS (Continued)
	March 31, 2012 (Unaudited)
Shares		Value
	INTERNET - 3.6%
13,621	AOL, Inc. *	$ 258,390
11,600	Reis, Inc. *	103,356
11,000	Yahoo!, Inc. *	167,420
		529,166
	LEISURE TIME - 2.8%
7,500	Carnival Corp.	240,600
10,000	Interval Leisure Group, Inc.	174,000
		414,600
	LODGING - 2.1%
5,008	Marriott International, Inc., Class A	189,553
9,500	MGM Resorts International *	129,390
		318,943
	MEDIA - 18.4%
3,641	AMC Networks, Inc., Class A *	162,498
14,564	Cablevision Systems Corp., Class A	213,800
11,176	CBS Corp., Class B	378,978
20,250	Comcast Corp., Special Class A	597,577
12,000	Meredith Corp.	389,520
15,333	Time Warner, Inc.	578,821
9,500	Walt Disney Co. (The)	415,910
		2,737,104
	MISCELLANEOUS MANUFACTURING - 1.8%
13,000	General Electric Co.	260,910

	PHARMACEUTICALS - 7.0%
9,000	Bristol-Myers Squibb Co.	303,750
2,500	Johnson & Johnson	164,900
25,500	Pfizer, Inc.	577,830
		1,046,480
	RETAIL - 9.2%
5,000	CVS Caremark Corp.	224,000
11,000	Home Depot, Inc.	553,410
17,000	Saks, Inc. *	197,370
3,700	Syms Corp. *	40,145
70,000	Wendy's Co. (The)	350,700
		1,365,625
	BOYAR VALUE FUND, INC.
	PORTFOLIO OF INVESTMENTS (Continued)
	March 31, 2012 (Unaudited)
Shares		Value
	SEMICONDUCTORS - 1.5%
8,000	Intel Corp.	$ 224,880

	SOFTWARE - 3.5%
16,000	Microsoft Corp.	516,000

	TELECOMMUNICATIONS - 1.4%
10,000	Cisco Systems, Inc.	211,500

	TRANSPORTATION - 2.7%
5,000	United Parcel Service, Inc., Class B	403,600

	TOTAL COMMON STOCK (Cost - $10,343,501)	12,620,452

	INVESTMENT COMPANIES - 15.1%
1,426,977	Dreyfus Institutional Reserve Money Fund, 0.00% **	1,426,977
821,497	Milestone Treasury Obligations Portfolio - Institutional Class, 0.00% **	821,497
	TOTAL INVESTMENT COMPANIES (Cost - $2,248,474)	2,248,474

	TOTAL INVESTMENTS - 100.0% (Cost - $12,591,975) (a)	$14,868,926
	OTHER ASSETS LESS LIABILITIES - 0.0%	3,298
	NET ASSETS - 100.0%	$14,872,224

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 3,139,820
	Unrealized depreciation:	(862,869)
	Net unrealized appreciation:	$ 2,276,951
*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2012.

BOYAR VALUE FUND, INC.
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If there has been no sale on such day, the security is valued at the mean of the last quoted bid and asked prices.  If no bid or asked prices are quoted or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Directors (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 12,620,452	$ -	$ -	$ 12,620,452
Investment Companies	2,248,474	-	-	2,248,474
Total	$ 14,868,926	$ -	$ -	$ 14,868,926

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Boyar Value Fund, Inc.

By

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

5/17/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

5/17/12

By

*/s/  Dawn Borelli

       Dawn Borelli, Treasurer

Date

5/17/12